1933 Act File No. 33-35827
                                                 1940 Act File No. 811-06139

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 51

                           REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 83


                               BBH FUND, INC.

             (Exact Name of Registrant as Specified in Charter)
                     40 Water Street, Boston, MA 02109
                  (Address of Principal Executive Offices)

     Registrant's Telephone Number, including Area Code: (800) 625-5759

                               Charles Izard
                      140 Broadway, New York, NY 10005
                  (Name and Address of Agent for Service)

                                  Copy to:
                       John E. Baumgardner, Jr., Esq.
                            Sullivan & Cromwell
                 125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b)
[   ]  on _________________ pursuant to paragraph (b)
[ X ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (par value $.001)






PROSPECTUS
FEBRUARY 28, 2004



BBH INTERNATIONAL EQUITY FUND
CLASS N SHARES
CLASS I SHARES


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




CONTENTS




INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL RISK FACTORS

FUND PERFORMANCE

FEES AND EXPENSES OF THE FUNDS

INVESTMENT ADVISER

SHAREHOLDER INFORMATION

FINANCIAL HIGHLIGHTS







INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a manager of managers approach whereby portions of the Fund are allocated to different investment subadvisers who employ distinct investment styles. The Fund will use a subadviser who employs a growth style and one that employs a value style. In addition, the Investment Adviser may also manage a portion of the Fund's assets in a core style of investing. In this regard, the Investment Adviser reserves the right to invest up to 100% of the assets it manages in future contracts on stock indexes and equity index swaps.

Value style emphasizes investments in equity securities of companies that appear to be undervalued relative to their intrinsic value based on earnings, book or asset value, revenues, and cash flow. Growth style emphasizes investments in equity securities of companies with above-average earnings growth prospects. Core style emphasizes selection of undervalued securities from the broad equity market in order to replicate country and sector weightings of a broad international market index. The subadvisers will select the individual equity securities for the assets assigned to them.

Other subadvisers may be added in the future to complement these styles. The Investment Adviser monitors the allocation between the subadvisers to achieve its diversification goals, and rebalances assets among subadvisers from time-to-time based on its assessment of market trends with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility. The Investment Adviser monitors the subadvisers by reviewing their portfolio performance and characteristics, departures of key personnel and other relevant topics. Quantitative evaluations including evaluations of performance and portfolio characteristics will be performed at least quarterly.

The Investment Adviser manages the Fund's liquidity reserves and invests those reserves to the extent possible with stock index futures, equity index swaps, exchange traded funds or other similar investments to expose the liquidity reserves to the performance of the international equity markets.

Although the Investment Adviser expects to invest the assets of the Fund primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, rights and warrants. The Investment Adviser may purchase these equity securities directly or in the form of American Depository Receipts, Global Depositary Receipts or other similar securities representing securities of foreign-based companies traded on national security exchanges or over-the-counter markets. The Investment Adviser may invest up to 100% of the Fund's assets in stock index futures and equity index swaps as well as in the securities of appropriate investment companies, including Exchange Traded Funds, in order to obtain participation in markets or market sectors.


The Investment Adviser buys and sells securities denominated in currencies other than the U.S. dollar, and interest, dividends and sale proceeds are received in currencies other than the U.S. dollar. The Investment Adviser enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Investment Adviser may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased.




PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE:

MARKET RISK:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

FOREIGN INVESTMENT RISK:

Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United
States.

Changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations may adversely affect the value of such investments. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the operations of the Fund. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may be more difficult to obtain and enforce a judgment against a foreign company. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to other funds by domestic companies.

In general, less information is publicly available with respect to foreign-based companies than is available with respect to U.S. companies. Most foreign-based companies are also not subject to the uniform accounting and financial reporting requirements applicable to companies based in the United States.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, foreign investments are less liquid so that the Fund may not be able to initiate a transaction or liquidate a position at an advantageous time or price. Prices of foreign securities are more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. companies, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, fixed commissions are normally paid that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and companies in foreign countries than in the United States.

The foreign investments made by the Investment Adviser are in compliance with the currency regulations and tax laws of the United States and foreign governments. There may also be foreign government regulations and laws which restrict the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of its respective net assets as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

DEVELOPING COUNTRIES:

The Investment Adviser may invest the assets of the Fund in securities of issuers based in developing countries. Investments in securities of issuers in developing countries may involve a high degree of risk and many may be considered speculative.
These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of issuers in developing countries and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

MID-CAP RISK:

The value of individual securities or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

DIVERSIFICATION RISK:

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that it is not limited by that Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market's assessment of the issuers.





DERIVATIVES RISK:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. The Fund's use of derivative instruments involves risk different from, or possibly greater than, the risk associated with investing directly in securities and other traditional investments. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Futures contracts are a type of derivative that the Fund may use for hedging purposes. The effectiveness of entering into futures contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a futures contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the futures contract. Accordingly, the successful use of futures contracts is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a futures contract had not been purchased. Brokerage costs are incurred in entering into and maintaining futures contracts.

INVESTMENTS IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY.


FUND PERFORMANCE

The following bar chart and table gives an indication of the risks involved with an investment in the Fund. The bar charts show changes in the performance of the Fund from year to year. The tables show how the average annual returns of the Fund for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.


[CHART]


              TOTAL RETURN FOR CLASS N SHARES (% PER CALENDAR
YEAR)


1996           8.05
1997           1.05
1998          16.17
1999          44.60
2000         -13.72
2001         -24.96
2002         -17.51
2003

HIGHEST AND LOWEST RETURN (QUARTERLY 1996-2003)

                        RETURN     QUARTER ENDING
                        ------     --------------
Highest                24.28%            12/31/99
Lowest                (13.77)%            9/30/98


AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 2003)


                                                                      START OF
                                                                    PERFORMANCE
                                             1 YEAR    5 YEARS  (SINCE 4/1/95)*
                                             ------    -------    -------------
CLASS N SHARES

Return Before Taxes                                %         %              %

Return After Taxes on Distributions**              %         %              %

Return After Taxes on Distributions
   and Sale of Fund Shares**                       %         %              %

CLASS I SHARES

Return Before Taxes                                %         %              %

Return After Taxes on Distributions**              %         %              %

Return After Taxes on Distributions
  And Sale of Fund Shares**                        %         %              %

MSCI-EAFE (reflects no deduction
  for fees, expenses or taxes)                     %         %              %

* PRIOR TO 10/29/02, THE FUND ACHIEVED ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS ASSETS IN THE BBH INTERNATIONAL EQUITY PORTFOLIO. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE FUND'S COMMENCEMENT OF OPERATIONS (6/6/97 FOR CLASS N SHARES AND 10/28/02 FOR CLASS I SHARES) WILL BE THAT OF THE PORTFOLIO ADJUSTED TO ASSUME THAT ALL CHARGES, EXPENSES AND FEES WHICH ARE PRESENTLY IN EFFECT FOR EACH CLASS WERE DEDUCTED DURING SUCH PERIODS, AS PERMITTED BY APPLICABLE SEC STAFF INTERPRETATIONS.

** AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.



FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM AN INVESTOR'S ACCOUNT)

                               INTERNATIONAL EQUITY FUND

                                      CLASS N          CLASS I

Maximum Sales Charge (Load)

Imposed on Purchases                   None             None

Maximum Deferred Sales
Charge (Load)                          None             None

Maximum Sales Charge (Load)

Imposed on Reinvested Dividends        None             None

Redemption Fee (as a percentage
of total redemption proceeds)(1)       2.00%            2.00%

Exchange Fee                           None             None

(1) THE REDEMPTION FEE APPLIES TO ANY SHARES REDEEMED WITHIN 30 DAYS AFTER PURCHASE. SEE THE SECTION ENTITLED "REDEMPTION FEE" FOR MORE INFORMATION ON WHEN AND HOW THIS FEE IS APPLIED.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                    CLASS N          CLASS I

Management Fees                     0.65%            0.65%

Distribution (12b-1) Fees           None             None

Total Other Expenses                0.65             0.36
                                    -----            -----

   Administration Fee               0.15%            0.15%

   Shareholder Servicing/
   Eligible Institution Fee         0.25             N/A

   Other Expenses                   0.25             0.26
                                    -----           -----
Total Annual Fund Operating
   Expenses                         1.30%           1.01%
                                    =====            =====


EXAMPLE

This example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the operating expenses of the Fund remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                    CLASS N          CLASS I

1 year             $                $

3 years            $                $

5 years            $                $

10 years           $                $


INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 140 Broadway, New York, NY 10005. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2003, it managed total assets of approximately $--billion.

The Investment Adviser employs a "manager-of-managers" investment approach, whereby it allocates the Fund's assets among the Fund's subadvisers--currently, Walter Scott & Partners Limited ("Walter Scott") and Delaware International Advisers Ltd. ("Delaware"). The Investment Adviser oversees the subadvisers and evaluates their results. The Investment Adviser reviews portfolio performance, characteristics, departures of key personnel of the subadvisers and any other relevant topics. The Investment Adviser also analyzes and monitors economic trends and monetary policy on a continuous basis. The holdings of the Fund and the allocation of assets to the subadvisers are regularly reviewed with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility.

A team of managers at Walter Scott is responsible for managing the growth component of the Fund. Walter Scott has been managing assets for its institutional clients since 19--. Walter Scott has no previous experience managing registered investment companies. The address of Walter Scott is: Millburn Tower, Gogar, Edinburgh, EH129BS, UK.

A team of managers at Delaware is responsible for managing the value component of the Fund. Delaware has been subadvising registered investment companies since 1992. Delaware currently manages nine international equity mutual funds. The address of Delaware is: 3rd Floor, 80 Cheapside, London, England EC2V 6EE.

The Fund pays the Investment Adviser a fee, computed daily and payable monthly, equal to 0.65% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel). The Investment Adviser has delegated daily management of the Fund's assets to Walter Scott and Delaware, who are paid by the Investment Adviser and not by the Fund.


SHAREHOLDER INFORMATION

NET ASSET VALUE

The Corporation normally determines the Fund's net asset value
(NAV) per share once daily at 4:00 p.m., Eastern time on each day the New York Stock Exchange (NYSE) is open for regular trading. The determination of the Fund's NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities #and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Corporation values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Director's of the Corporation. If events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by the Director's of the Corporation.

The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.


DESCRIPTION OF SHARE CLASSES

The Fund offers Class N shares and Class I shares through this prospectus. Class N shares and Class I shares of the Fund have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of shares of the Fund. Class N shares and Class I shares of the Fund, may be purchased at NAV without a sales charge.


PURCHASE OF SHARES

The Corporation reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Corporation then executes purchases of Fund shares at the NAV per share next determined after the Corporation receives the purchase order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Corporation executes the purchase order on the books of the Corporation.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Forum Shareholder Services, LLC, the Funds' Transfer Agent. Such an investor has such shares held directly in the investor's name on the books of the Corporation and is responsible for arranging for the payment of the purchase price of Fund shares.

INVESTMENT MINIMUMS* Minimum initial and subsequent purchase amounts for the Fund vary depending on the class of shares you buy.

INTERNATIONAL EQUITY FUND
                                                           CLASS
N       CLASS I
-------------------------------------------------------------------------------
Initial purchases                                        $
100,000   $ 5,000,000
Subsequent purchases                                     $
25,000   $    25,000

* BROWN BROTHERS HARRIMAN, THE FUND'S SHAREHOLDER SERVICING AGENT, MAY CHANGE THESE INVESTMENT MINIMUMS FROM TIME TO TIME. EACH ELIGIBLE INSTITUTION AND EACH FINANCIAL INTERMEDIARY MAY ESTABLISH AND AMEND FROM TIME TO TIME A MINIMUM INITIAL AND A MINIMUM SUBSEQUENT PURCHASE REQUIREMENTS FOR ITS CUSTOMERS WHICH CURRENTLY IS AS LOW AS $1,000.


REDEMPTION OF SHARES

The Corporation executes redemption requests at the NAV calculated after the Corporation receives the redemption request.
Shares continue to earn dividends declared, if any, through the business day that the Corporation executes the redemption request on the books of the Corporation.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Corporation pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Corporation by submitting a redemption request to the Corporation through the Shareholder Servicing Agent. The Corporation pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.


REDEMPTIONS BY THE CORPORATION

The Shareholder Servicing Agent has established a minimum account size of $100,000 for Class N shares and $5,000,000 for Class I shares of the Fund, any or all of which may be changed from time to time. If the value of a shareholder's holdings in the Fund or class thereof falls below that amount because of a redemption of shares, the Corporation reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Corporation will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.


FURTHER REDEMPTION INFORMATION

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Corporation has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Corporation makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Corporation does not expect to make in-kind distributions, but if it does, the Corporation will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Corporation's net assets, whichever is less.

The Corporation may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.


REDEMPTION FEE

Shares that are redeemed within 30 days of purchase will be subject to a redemption fee of 2.00% of the total redemption proceeds. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first.


DIVIDENDS AND DISTRIBUTIONS

The Corporation declares and pays to shareholders substantially all of each Fund's net income and realized net short-term capital gains at least annually as dividend, and substantially all of the Fund's realized net long-term capital gains annually as a capital gains distribution. The Corporation may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Corporation pays dividends and capital gains distributions to shareholders of record on the record date. Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Corporation elects to have dividends and capital gains distributions paid in cash, the Corporation automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

TAXES

Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are #taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help an investor understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

[ADD FINANCIAL HIGHLIGHTS CHART]


MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST,
INCLUDING THE FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT
Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies and information on the Fund's non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents can be viewed online or downloaded from:
                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139.


                 STATEMENT OF ADDITIONAL INFORMATION

                    BBH INTERNATIONAL EQUITY FUND
                           Class N Shares
                           Class I Shares

            40 Water Street, Boston, Massachusetts 02109

                          February 28, 2004



     BBH International Equity Fund (the "Fund") is a separate series of BBH Fund, Inc. (the "Corporation"), and a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers two classes of shares designated as Class N and Class I, respectively. The Corporation is a Maryland corporation organized on July 16, 1990. The Fund is designed to enable investors to participate in the opportunities available in equity markets outside the United States and Canada. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. There can be no assurance that the investment objective of the Fund will be achieved.

     The Annual Report of the Fund dated October 31, 2003 has been filed with the Securities and Exchange Commission ("SEC") pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

     Brown Brothers Harriman ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for the Fund dated February 28, 2004, a copy of which may be obtained from the Corporation at the address noted above.


Table of Contents

                                                              Page

Investments                                                   3
      Investment Objective and Policies                       3
      Investment Restrictions                                 9
Management                                                    12
      Board of Directors                                      17
      Code of Ethics                                          19
      Investment Adviser                                      20
      Administrators                                          22
      Distributor                                             23
      Shareholder Servicing Agent                             23
      Financial Intermediaries                                24
      Eligible Institutions                                   24
      Expense Payment Agreement                               25
      Custodian, Transfer and Dividend Disbursing Agent       25
      Independent Auditors                                    25
Net Asset Value                                               25
Computation of Performance                                    27
Purchases and Redemptions                                     28
Federal Taxes                                                 29
Description of Shares                                         32
Portfolio Brokerage Transactions                              34
Additional Information                                        35
Financial Statements                                          36


                             INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

                         Equity Investments

      Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

                           Domestic Investments

      The assets of the Fund are not invested in domestic securities (other than short-term instruments), except temporarily when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

                         Hedging Strategies

      Options on Stock. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stocks may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period. To liquidate a put or call option position, a "closing sale transaction" may be made at any time prior to the expiration of the option which involves selling the option previously purchased.

      Covered call options may also be sold (written) on stocks, although in each case the current intention is not to do so. A call option is "covered" if the writer owns the underlying security.

      Options on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange), the New York Stock Exchange Composite Index (New York Stock Exchange), The Financial Times-Stock Exchange 100 (London Traded Options Market), the Nikkei 225 Stock Average (Osaka Securities Exchange) and Tokyo Stock Price Index (Tokyo Stock Exchange).

      Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a fixed price ("strike price"), an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to
(a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier". Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash received is equal to such difference between the closing price of the index and the strike price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple.

      The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the successful use of options on stock indexes is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

      The Corporation may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that liquidity in the options markets may make it difficult from time to time for the Corporation to close out its written options positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Corporation's portfolio strategies.

      Options on Currencies. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on currencies may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A call option on a currency gives the purchaser of the option the right to buy the underlying currency at a fixed price, either at any time during the option period (American style) or on the expiration date (European style). Similarly, a put option gives the purchaser of the option the right to sell the underlying currency at a fixed price, either at any time during the option period or on the expiration date. To liquidate a put or call option position, a "closing sale transaction" may be made for the Fund at any time prior to the expiration of the option, such a transaction involves selling the option previously purchased. Options on currencies are traded both on recognized exchanges (such as the Philadelphia Options Exchange) and over-the-counter.

      The value of a currency option purchased depends upon future changes in the value of that currency before the expiration of the option. Accordingly, the successful use of options on currencies is subject to the Investment Adviser's ability to predict future changes in the value of currencies over the short term. Brokerage costs are incurred in the purchase of currency options and an incorrect assessment of future changes in the value of currencies may result in a poorer overall performance than if such a currency had not been purchased.

      Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes may be entered into for the Fund. In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of a Fund's assets.

      Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for a Fund or adversely affect the prices of securities which are intended to be purchased at a later date. A Futures Contract may also be entered into to close out or offset an existing futures position.

      In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of a Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

      The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

      When the Fund enters into a Futures Contract, it is initially required to deposit, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S. Government securities or other high grade short-term obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

      Currently, investments in Futures Contracts on non-U.S. stock indexes by U.S. investors, such as the Fund, can be purchased on such non-U.S. stock indexes as the Osaka Stock Exchange (OSE), Tokyo Stock Exchange (TSE), Hong Kong Futures Exchange (HKFE), Singapore International Monetary Exchange (SIMEX), London International Financial Futures and Options Exchange (LIFFE),
Marche Terme International de France (MATIF), Sydney Futures Exchange Ltd. (SFE), Meff Sociedad Rectora de Productos
Financieros Derivados de Renta Variable, S.A. (MEFF RENTA VARIABLE), Deutsche Terminborse (DTB), Italian Stock Exchange
(ISE), Financiele Termijnmarkt Amsterdam (FTA), and London Securities and Derivatives Exchange, Ltd. (OMLX).

      Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

      Another risk which may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of an index subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in overall stock market prices against which a Fund seeks a hedge.

                     Foreign Exchange Contracts

      Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions.
Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately
$500 billion traded worldwide on a typical day.

      While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

      The Investment Adviser on behalf of the Fund may enter into forward foreign exchange contracts in order to protect the dollar value of all investments in securities denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

                    Loans of Portfolio Securities

      Loans of portfolio securities up to 30% of the total value of the Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. By lending securities, the Fund's income can be increased by its continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities are not loaned to Brown Brothers Harriman or to any affiliate of the Corporation.

                       Short-Term Investments

      Although it is intended that the assets of the Fund stay invested in the securities described above and in the Prospectus to the extent practical in light of the Fund's investment objective and long-term investment perspective, the Fund's assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through additional investments by its investors or the sale of portfolio securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), or if unrated are of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers' acceptances; and (v) repurchase agreements. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time the Fund's assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser. The assets of the Fund may be invested in non-U.S. dollar denominated and U.S. dollar denominated short-term instruments, including U.S. dollar denominated repurchase agreements. Cash is held for the Fund in demand deposit accounts with the Fund's custodian bank.


                        Government Securities

      The assets of the Fund may be invested in securities issued by the U.S. Government or sovereign foreign governments, their agencies or instrumentalities. These securities include notes and bonds, zero coupon bonds and stripped principal and interest securities.

                        Restricted Securities

      Securities that have legal or contractual restrictions on their resale may be acquired for the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

             When-Issued and Delayed Delivery Securities

      Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining that Fund's net asset value (NAV). The Fund maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price.
Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

                    Investment Company Securities

      Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. Under the 1940 Act, the assets of the Fund may be invested in shares of other investment companies in connection with a merger, consolidation, acquisition or reorganization or if immediately after such investment (i) 10% or less of the market value of the Fund's total assets would be so invested, (ii) 5% or less of the market value of the Fund's total assets would be invested in the shares of any one such company, and
(iii) 3% or less of the total outstanding voting stock of any other investment company would be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


                        Repurchase Agreements

      Repurchase agreements may be entered into for the Fund only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. This is an agreement in which the seller (the "Lender") of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one week from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested by the Fund in each agreement along with accrued interest. Payment for such securities is made for the Fund only upon physical delivery or evidence of book entry transfer to the account of State Street Bank and Trust Company (the "Custodian"). If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral of the Fund may be delayed or limited in certain circumstances.

INVESTMENT RESTRICTIONS

      The Fund operates under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information").

      Except that the Corporation may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Corporation, with respect to the Fund, may not:

      (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

      (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

      (3) write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, or (ii) the purchase, ownership, holding or sale of futures and options, other than the writing of put options;

      (4) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

      (5) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph
(6) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      (6) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

      (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

      (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

      (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures or option contracts shall not be subject to this restriction;

      (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

      Non-Fundamental Restrictions. The Fund may invest up to 100% of its assets in other investment companies with investment objectives, policies and restrictions that are consistent with the investment objective, policies and restrictions of the Fund: (i) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; (ii) invest less than 80% of the value of the Fund's assets (defined as net assets plus any borrowings for investment purposes) in equity securities of companies based in countries in which it invests. For these purposes, equity securities are defined as common stock, securities convertible into common stock, rights and warrants, and include securities purchased directly and in the form of American Depository Receipts, Global Depository Receipts or other similar securities representing common stock of foreign-based companies; or
(iii) invest more than 15% of the Fund's assets in less developed markets. These policies are not fundamental and may be changed without shareholder or investor approval.

      Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.


MANAGEMENT

      Information pertaining to the Directors and executive officers of the Corporation is set forth below. All of the Directors are not "interested persons" of the Corporation as defined by the 1940 Act.

-----------------------------------------------------------------------------
Name, Birth      Position(s)Term of  Principal           Number    Other
Date and Address Held with  Office#  Occupation(s)       of Funds  Directorships
                 Corporation  and    During Past 5 Years in Fund   Held by
                            Length                       Complex   Director
                            of Time                      Overseen
                            Served                       by
                                                         Director^
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Joseph V.        Chairman   Since    Managing Director,  13        None
Shields Jr.      of the     1990     Chairman and Chief
Birth Date:      Board and           Executive Officer
March 17, 1938   Director            of Shields &
Shields &                            Company
Company 140                          (registered
Broadway                             broker-dealer and
New York, NY                         member of New York
10005                                Stock Exchange);
                                     Chairman of
                                     Capital Management
                                     Associates, Inc.
                                     (registered
                                     investment
                                     adviser); Vice
                                     Chairman and
                                     Trustee of New
                                     York Racing
                                     Association;
                                     Director of
                                     Flowers
                                     Industries, Inc.
                                     (diversified food
                                     company).

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Eugene P. Beard  Director   Since    Retired; Vice       13        Director
Birth Date:                 1993     Chairman -                    of Old
March 17, 1935                       Finance/Operations            Westbury
The Interpublic                      and CFO; (until               Funds (5
Group of                             February 2002) and            Funds);
Companies, Inc.                      Special Advisor               Trustee
372 Danbury,                         (February 2002 -              of
Road                                 Present), The                 Sandhill
2nd Floor,                           Interpublic Group             Investment
Wilson, CT                           of Companies, Inc.            Fund II
06897-2530
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Richard L.       Director   Since    Retired; Director   13        None
Carpenter                   1999     of Investments,
Birth Date:                          Pennsylvania
March 17, 1933                       Public School
10820 North La                       Employees'
Quinta Drive,                        Retirement System
Tucson, AZ 85737                     (until December
                                     1997).

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
David P.         Director   Since    Retired; Chairman   13        Director
Feldman                     1990     and CEO of AT&T               of
Birth Date:                          Investment                    Dreyfus
November 16,                         Management                    Mutual
1939                                 Corporation (until            Funds
3 Tall Oaks                          May 1997);                    (59
Drive Warren,                        Director of                   Funds)
NJ 07059                             Jeffrey Co. (1992
                                     to present);
                                     Director of QMED
                                     (1999 - present).

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
J. Angus Ivory   Director   Since    Retired; Director   13        None
Birth Date:                 1999     of Brown Brothers
July 31, 1932                        Harriman Ltd.
Greenway Farm,                       (subsidiary of
Tockenham,                           Brown Brothers
Swindon,                             Harriman & Co.)
Wiltshire, SN4                       (until December
7PP England                          2001); Advisor,
                                     RAF Central Fund
                                     (1992 - June 2003).

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Alan G. Lowy     Director   Since    Private Investor.   13        None
Birth Date:                 1993
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Arthur D.        Director   Since    Retired; Executive  13        None
Miltenberger                1992     Vice President and
Birth Date:                          Chief Financial
November 8,                          Officer of Richard
1938                                 K. Mellon and Sons
503 Darlington                       (until June 1998);
Road                                 Vice President and
Ligonier, PA                         Treasurer of
15658                                Richard King
                                     Mellon Foundation
                                     (until June 1998);
                                     Trustee, R.K.
                                     Mellon Family
                                     Trusts (1981 -
                                     June 2003);
                                     General Partner,
                                     Mellon Family
                                     Investment Company
                                     IV, V and VI
                                     (1983-2002);
                                     Director of
                                     Aerostructures
                                     Corporation
                                     (aircraft
                                     manufacturer)
                                     (1996 - July 2003).

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
    Officers
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Charles O. Izard President  Since    President of the    N/A       N/A
Birth Date:                 2003     Corporation, BBH
May 2, 1959                          Trust, BBH Common
227 West Trade                       Settlement Fund,
Street                               Inc., BBH Common
Charlotte, NC                        Settlement Fund
28202-1675                           II, Inc., BBH
                                     Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio (since
                                     November 2002);
                                     Managing Director
                                     (since January
                                     2001); Senior Vice
                                     President of Brown
                                     Brother Harriman &
                                     Co.("BBH & Co.")
                                     (1995-December
                                     2000).


-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Michael D.       Vice       Since    Vice President,     N/A       N/A
Martins          President, 2002     Treasurer,
Birth Date:      Treasurer,          Principal
November 5, 1965 Principal           Accounting
140 Broadway     Accounting          Officer, Principal
New York, NY     Officer             Financial Officer
10005            and                 and Principal
                 Principal           Financial Officer
                 Financial           of the
                 Officer             Corporation, BBH
                                     Trust, BBH Common
                                     Settlement Fund,
                                     Inc., BBH Common
                                     Settlement Fund
                                     II, Inc., BBH
                                     Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio; Vice
                                     President (since
                                     April 2002) and
                                     Assistant Vice
                                     President of BBH &
                                     Co. (December 1996
                                     - March 2002).


-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Gail C. Jones    Secretary  Since    Secretary of the    N/A       N/A
Birth Date:                 2002     Corporation, BBH
October 26, 1953                     Trust, BBH Common
1001 Liberty                         Settlement Fund,
Avenue                               Inc., BBH Common
Pittsburgh, PA                       Settlement Fund
15222-3779                           II, Inc., BBH
                                     Fund, Inc. and the
                                     BBH U.S. Money
                                     Market Portfolio
                                     (since August
                                     2002); Counsel,
                                     ReedSmith, LLP
                                     (since October
                                     2002); Corporate
                                     Counsel (January
                                     1997 to September
                                     2002) and Vice
                                     President January
                                     1999 to September
                                     2002 of Federated
                                     Services Company.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Peter J.         Vice       Since    Vice President of   N/A       N/A
Germain          President  2002     the Corporation,
Birth Date:                          BBH Trust, BBH
September 3,                         Common Settlement
1959                                 Fund, Inc., BBH
1001 Liberty                         Common Settlement
Avenue                               Fund II, Inc., BBH
Pittsburgh, PA                       Fund, Inc. and BBH
15222-3779                           U.S. Money Market
                                     Portfolio (since
                                     August 2002);
                                     Senior Vice
                                     President,
                                     Federated Services
                                     Company (since
                                     November 1997).

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Judith J.        Vice       Since    Vice President of   N/A       N/A
Mackin           President  2002     the Corporation,
Birth Date:                          BBH Trust, BBH
May 30, 1960                         Common Settlement
1001 Liberty                         Fund, Inc., BBH
Avenue,                              Common Settlement
Pittsburgh, PA                       Fund II, Inc., BBH
15222-3779                           Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio (since
                                     August 2002); Vice
                                     President of
                                     Federated Services
                                     Company (since
                                     November 1997).
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Victor R.        Assistant  Since    Assistant           N/A       N/A
Siclari          Secretary  2002     Secretary of the
Birth Date:                          Corporation, BBH
November 17,                         Trust, BBH Common
1961                                 Settlement Fund,
1001 Liberty                         Inc., BBH Common
Avenue                               Settlement Fund
Pittsburgh, PA                       II, Inc., BBH
15222-3779                           Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio (since
                                     August 2002);
                                     Partner,
                                     ReedSmith, LLP
                                     (since October
                                     2002); Vice
                                     President (March
                                     1996 - September
                                     2002) and Senior
                                     Corporate Counsel
                                     of Federated
                                     Investors, Inc.
                                     (July 1998 -
                                     September 2002).

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Nancy D. Osborn  Assistant  Since    Assistant           N/A       N/A
Birth Date: May  Secretary  2002     Secretary of the
4, 1966                              Corporation, BBH
140 Broadway                         Trust, BBH Common
New York, NY                         Settlement Fund,
10005                                Inc., BBH Common
                                     Settlement Fund
                                     II, Inc., BBH
                                     Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio (since
                                     August 2002);
                                     Assistant Vice
                                     President (since
                                     April 2003) and
                                     Associate of BBH &
                                     Co. (April
                                     1996-March 2003).

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
John C. Smith    Assistant  Since    Assistant           N/A       N/A
Birth Date:      Treasurer  2002     Treasurer of the
August 2, 1965                       Corporation, BBH
50 Milk Street                       Trust, BBH Common
Boston, MA 02109                     Settlement Fund,
                                     Inc., BBH Common
                                     Settlement Fund
                                     II, Inc., BBH
                                     Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio (since
                                     August 2002);
                                     Assistant Vice
                                     President (since
                                     September 2001),
                                     Associate
                                     (September
                                     2000-August 2001);
                                     Senior Analyst of
                                     BBH & Co. (June
                                     1999 - August
                                     2000); and
                                     Manager, Fund
                                     Administration,
                                     State Street Bank
                                     and Trust Company
                                     (June 1997 - May
                                     1999).

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Gregory V.       Assistant  Since    Assistant           N/A       N/A
Lomakin          Treasurer  2002     Treasurer of the
Birth Date:                          Corporation, BBH
February 23,                         Trust, BBH Common
1965                                 Settlement Fund,
50 Milk Street                       Inc., BBH Common
Boston, MA 02109                     Settlement Fund
                                     II, Inc., BBH
                                     Fund, Inc. and BBH
                                     U.S. Money Market
                                     Portfolio (since
                                     August 2002); Vice
                                     President (since
                                     April 2003),
                                     Assistant Vice
                                     President
                                     (September - March
                                     2003), and
                                     Associate of BBH &
                                     Co. (May 1992-
                                     September 2001).

-----------------------------------------------------------------------------

# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors to remove any officer in accordance with the Corporation's By-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Corporation, which has six series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

BOARD OF DIRECTORS

      The Corporation's Directors, in addition to supervising the actions of the Corporation's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Corporation. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Directors of the Corporation review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Directors are assisted in this process by independent legal counsel.

      The Directors (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.

      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held four meetings during the last fiscal year.

              Director Equity Ownership As Of 12/31/03

                                             Aggregate Dollar Range
                                             of Equity Securities in All
                                             Registered Investment Companies
                       Dollar Range             Overseen by
                       of Equity Securities     Director in Family
Name of Director       in Fund                  of Investment Companies
---------------------------------------------------------------------

Joseph V. Shields, Jr. None                  [_____________]

Eugene P. Beard        None                  [_____________]

David P. Feldman       None                  [_____________]

Alan G. Lowy           None                  [_____________]

Arthur D. Miltenberger None                  [_____________]

Richard L. Carpenter   None                  [_____________]


J. Angus Ivory      None                     [_____________]

      As of February __, 2004, the Directors and officers of the Corporation as a group owned beneficially less than 1% of the outstanding shares of the Corporation and to the knowledge of the Corporation no person owned beneficially more than 5% of the outstanding shares of the Fund, except that BBH owned ______________ shares (_____%) of Class N.

      As of February __, 2004, the partners of Brown Brothers Harriman, together with their immediate family members, owned __________ shares (_____%) of the Fund. Brown Brothers Harriman and its affiliates separately have investment discretion with respect to an additional ___________ shares (_____%) of the Fund, as to which shares Brown Brothers Harriman disclaims beneficial ownership.

COMPENSATION

      Each Director of the Corporation receives a base annual fee of $15,000 (except the Chairman who receives a base annual fee of $20,000) and such base annual fee is allocated among all series of the Corporation, BBH Trust, BBH U.S. Money Market Portfolio, BBH Common Settlement Fund, Inc., and BBH Common Settlement Fund II, Inc. (in each case, based upon their respective net assets).
Members of the Valuation Committee (Mssrs. Feldman, Carpenter and Shields) receive and additional $2,000 per year. In addition, each series of the Corporation, BBH Trust and BBH U.S. Money Market Portfolio that has commenced operations, pays an annual fee to each Director of $1,000.

        Director Compensation For Fiscal Year Ended 10/31/03

-------------------------------------------------------------------
    Name of      Aggregate   Pension or   Estimated      Total
    Person,     Compensation Retirement     Annual    Compensation
   Position      from Fund    Benefits     Benefits    from Fund
                             Accrued as      upon       Complex^
                               Part of    Retirement    paid to
                                Fund                    Director
                              Expenses
-------------------------------------------------------------------
-------------------------------------------------------------------
Joseph V.       $________    None        None         $________
Shields, Jr.,
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
Eugene P.       $________    None        None         $________
Beard, Director
-------------------------------------------------------------------
-------------------------------------------------------------------
Richard L.      $________    None        None         $________
Carpenter,
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
David P.        $________    None        None         $________
Feldman,
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
J. Angus        $________    None        None         $________
Ivory, Director
-------------------------------------------------------------------
-------------------------------------------------------------------
Alan G. Lowy,   $________    None        None         $________
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
Arthur D.       $________    None        None         $________
Miltenberger,
Director
-------------------------------------------------------------------

---------------------------------------------------------------------
^ See corresponding note to "Directors" table, above.

      Because of the services rendered to the Corporation by the Investment Adviser and the Administrators, the Corporation requires no employees other than its Officers, and the Officers receive no compensation from the Corporation or the Fund.

CODE OF ETHICS

     The Corporation, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Corporation, the Investment Adviser and the Distributor are on file with the SEC.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.
Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

INVESTMENT ADVISER

      Under an Investment Advisory Agreement with the Corporation, subject to the general supervision of the Corporation's Directors and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Corporation is dated December 15, 1993 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually
(i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Corporation's Directors, and (ii) by a vote of a majority of the Directors of the Corporation who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Corporation ("Independent Directors") cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Directors on November 8, 2002. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Corporation. (See "Additional Information".)

      The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets of the Fund. For the fiscal years ended October 31, 3003, 2002 and 2001, the Fund incurred
$____________, $1,089,228 and $1,184,502, respectively, for
advisory fees.

      The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment
Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

      Pursuant to a license agreement between the Corporation and Brown Brothers Harriman dated November 9, 2001, the Corporation may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Corporation upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Corporation invests all of its assets and Brown Brothers Harriman Termination of the agreement would require the Corporation to change its name and the name of the Fund to eliminate all references to BBH.

      As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the this contract, the Board considers many factors, among the most material of which are: the Fund's investment objective and long term performance; the Investment Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Brown Brothers Harriman organization in addition to investment advisory services.

      In assessing the Investment Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Investment Adviser's industry standing and reputation and in the expectation that the Investment Adviser will have a continuing role in providing advisory services to the Fund.

      The Board also considers the compensation and benefits received by the Investment Adviser. This includes fees received for services provided to the Fund by other entities in the Brown Brothers Harriman organization and research services received by the Investment Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Investment Adviser's compensation: the nature and quality of the services provided by the Investment Adviser, including the performance of the Fund; the Investment Adviser's cost of providing the services; the extent to which the Investment Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Investment Adviser and its affiliates as a result of the Investment Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Investment Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

      The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Brown Brothers Harriman on matters relating to the BBH Funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Brown Brothers Harriman organization. The Investment Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Investment Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Investment Adviser and its affiliates; compliance and audit reports concerning the BBH Funds and the companies that service them; and relevant developments in the mutual fund industry and how the BBH Funds and/or Brown Brothers Harriman are responding to them.

      The Board also receives financial information about the Investment Adviser, including reports on the compensation and benefits Brown Brothers Harriman derives from its relationships with the BBH Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Brown Brothers Harriman's subsidiaries for providing other services to the BBH Funds under separate contracts (e.g., for serving as the BBH Funds' administrator and custodian). The reports also discuss any indirect benefit Brown Brothers Harriman may derive from its receipt of research services from brokers who execute fund trades.

      The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every BBH Fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each BBH Fund, the Board does not approach consideration of every BBH Fund's advisory contract as if that were the only BBH Fund.

SUBADVISERS

A team of managers at Walter Scott & Partners Limited ("Walter
Scott") is responsible for managing the growth component of the Fund. The address of Walter Scott is: Millburn Tower, Gogar,
Edinburgh, EH12 9BS, UK.

A team of managers at Delaware International Advisers Ltd.
("Delaware") is responsible for managing the value component of the Fund. The address of Delaware is: 3rd Floor, 80 Cheapside, London, England EC2V 6EE.

ADMINISTRATORS

      Brown Brothers Harriman Trust Company, LLC (the
"Administrator") acts as Administrator for the Corporation. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Corporation's operations subject to the supervision of the Corporation's Directors except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Corporation with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Corporation, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Corporation by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Corporation with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Corporation's registration statement and the Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to the Fund's shareholders and the SEC.

     The Administration Agreement between the Corporation and Brown Brothers Harriman Trust Company, LLC (dated November 1, 1993 and amended and restated January 1, 2001) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Directors most recently approved the Corporation's Administration Agreement on November 8, 2002. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation or by a vote of the holders of a "majority of the Corporation's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information"). The Administration Agreement is terminable by the Directors of the Corporation or shareholders of the Corporation on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Corporation.

      The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.125% of the Fund's average daily net assets. For the fiscal years ended October 31, 2003, 2002 and 2001 the Fund incurred $__________, $58,650 and $151,588, respectively, for administrative services.

      Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Directors and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR

      Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of September 16, 2002 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Agreement was first approved by the Independent Directors of the Corporation on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund, at any time, without penalty, by the Board of Directors of the Corporation or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Corporation.

SHAREHOLDER SERVICING AGENT

      The Corporation has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Corporation with respect to the Fund's Class N shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Corporation or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with an eligible institution.

FINANCIAL INTERMEDIARIES

      From time to time, the Fund's Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of Class N shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares. Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Shareholder Servicing Agent as may be agreed upon from time to time between the Shareholder Servicing Agent and such Financial Intermediary.

ELIGIBLE INSTITUTIONS

      The Corporation enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Corporation with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

EXPENSE PAYMENT AGREEMENT

      Under an agreement dated May 1, 2002, the Administrator pays the Fund's expenses (see "Annual Fund Operating Expenses" in the Prospectus), other than fees paid to the Administrator under the Corporation's Administration Agreement and other than expenses relating to the organization of the Fund. In return, Brown Brothers Harriman Trust Company, LLC receives a fee from the Fund's Class N and Class I shares such that after such payment the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 1.50% and 1.10% of the average daily net assets of Class N shares and Class I shares, respectively. Such fees are computed daily and paid monthly. The expense payment agreement will terminate on April 30, 2004. Prior to May 1, 2002, the Fund had a similar expense payment arrangement with 59 Wall Street Administrators, Inc. pursuant to an agreement dated February 20, 2001.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

      Brown Brothers Harriman ( the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund. As Custodian for the Fund, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Corporation. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Corporation, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.

      Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT AUDITORS

      Deloitte & Touche LLP, Boston, Massachusetts are the independent auditors for the Fund.

CODE OF ETHICS

The Corporation, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Corporation, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).

NET ASSET VALUE

      The NAV of each class of shares of the Fund is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) The determination of NAV per share is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

     The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.
      The value of investments listed on a domestic securities exchange is based on the last sale prices as of the regular close of the New York Stock Exchange (which is currently 4:00 p.m., New York time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Securities listed on a foreign exchange are valued at the last quoted sales price available before the time at which net assets are valued.

     Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates available at the time of valuation.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's NAV is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolios' Trustees. A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

COMPUTATION OF PERFORMANCE

      The average annual total return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

      The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

      The annualized average rate of return of a Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

      The following table sets forth average annual total return information for the periods ended December 31, 2003:

International Equity Fund
Class N shares      1 Year    5 Years            Start of Performance
                                                 on April 1, 1995

Total Return
  Before Taxes            %          %                 %

  After Taxes on                                       %
  Distributions           %          %                 %
  After Taxes on
  Distributions
  and Sale of
  Shares                  %          %                 %



                                                Start of Performance
Class I shares      1 Year    5 Years           on April 1, 1995
Total Return
  Before Taxes            %         %                  %

  After Taxes on
  Distributions           %         %                  %

  After Taxes on
  Distributions
  and Sale of
  Shares                  %         %                   %

      Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund's expenses during the period.

      Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

      The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the MSCI-EAFE Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

      Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

PURCHASES AND REDEMPTIONS

      A confirmation of each purchase and redemption transaction is issued as on execution of that transaction.

      The Corporation reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

      A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is registered as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

      An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

      In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

FEDERAL TAXES

      Each year, the Corporation intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its Net Income and realized net long-term capital gains in excess of net short-term capital losses that are distributed to their shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Corporation intends to continue to meet such requirements. Under Subchapter M of the Code, the Fund is not subject to federal income taxes on amounts distributed to shareholders.

      Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities, foreign currencies or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months;
and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be represented by investments in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies). Foreign currency gains that are not directly related to the Fund's business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

      Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, the Fund's share of gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

      Dividends paid from the Fund are not eligible for the dividends-received deduction allowed to corporate shareholders because the net income of the Fund does not consist of dividends paid by domestic corporations.

      Gains or losses on sales of securities are treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put has been acquired or a call has been written thereon. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold pursuant to the exercise of a call option written for them, the premium received would be added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the Fund's ability to write options and engage in transactions involving stock index futures.

      Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long the Fund has held such options. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

      If shares are purchased by the Fund in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund may be subject to U.S. federal income tax, and an additional charge in the nature of interest, on the Fund's portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders, in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

      Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distributions. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

      Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

      Foreign Taxes. The Fund may be subject to foreign withholding taxes and if more than 50% of the value of the Fund's total assets at the close of any fiscal year consists of stock or securities of foreign corporations, at the election of the Corporation any such foreign income taxes paid by the Fund may be treated as paid directly by its shareholders. The Corporation makes such an election only if it deems it to be in the best interest of the Fund's shareholders and notifies shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Corporation elects to treat foreign income taxes paid from the Fund as paid directly by the Fund's shareholders, the Fund's shareholders would be required to include in income such shareholder's proportionate share of the amount of foreign income taxes paid by the Fund and would be entitled to claim either a credit or deduction in such amount. (No deduction is permitted in computing alternative minimum tax liability). Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes are subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to that shareholder's total foreign source taxable income. For this purpose, the portion of dividends and capital gains distributions paid from the Fund from its foreign source income is treated as foreign source income. The Fund's gains and losses from the sale of securities are generally treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise are treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of such shareholder's proportionate share of the foreign income taxes paid from the Fund.

      Certain entities, including corporations formed as part of corporate pension or profit-sharing plans and certain charitable and other organizations described in Section 501 (c) of the Internal Revenue Code, as amended, that are generally exempt from federal income taxes may not receive any benefit from the election by the Corporation to "pass through" foreign income taxes to the Fund's shareholders.

      In certain circumstances foreign taxes imposed with respect to the Fund's income may not be treated as income taxes imposed on the Fund. Any such taxes would not be included in the Fund's income, would not be eligible to be "passed through" to Fund shareholders, and would not be eligible to be claimed as a foreign tax credit or deduction by Fund shareholders. In particular, in certain circumstances it may not be clear whether certain amounts of taxes deducted from gross dividends paid to the Fund would, for U.S. federal income tax purposes, be treated as imposed on the issuing corporation rather than the Fund.

      Other Taxes. The Fund is subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisors with respect to any state or local taxes.

      Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year.
Additional tax information is mailed to shareholders in January.

      Under U.S. Treasury regulations, the Corporation and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

      This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

      The Corporation is an open-end management investment company organized as a Maryland corporation on July 16, 1990. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Articles of Incorporation currently permit the Corporation to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of BBH International Equity Fund Class N and 25,000,000 shares have been classified as shares of BBH International Equity Fund Class I. The Board of Directors of the Corporation also has the power to designate one or more additional series of shares of common stock or class thereof, and to classify and reclassify any unissued shares with respect to such series and/or classes. Currently there are five such series in addition to the Fund, four of which also offer Class N and Class I shares and one which offers Class A shares.

      Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Shares of the Corporation entitle their holders to one vote per full and fractional share. Separate votes are taken by a single series of the Corporation on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Corporation do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Corporation may elect all of the Directors of the Corporation if they choose to do so and in such event the other shareholders in the Corporation would not be able to elect any Director. The Corporation is not required and has no current intention to hold meetings of shareholders annually but the Corporation will hold special meetings of shareholders when in the judgment of the Corporation's Directors it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Articles of Incorporation or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Directors by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Directors. Shareholders also have the right to remove one or more Directors without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Corporation. The Corporation's Articles of Incorporation provide that the Corporation may, upon the approval of its Board of Directors, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

      Stock certificates are not issued by the Corporation.

      The By-laws of the Corporation provide that the presence in person or by proxy of the holders of record of one third of the shares of a Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

      The Corporation's Articles of Incorporation provide that, at any meeting of shareholders of the Fund, each Eligible Institution or Financial Intermediary may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

      The Articles of Incorporation of the Corporation contain a provision permitted under Maryland Corporation Law which under certain circumstances eliminates the personal liability of the Corporation's Directors to the Corporation or its shareholders.

      The Articles of Incorporation and the By-Laws of the Corporation provide that the Corporation indemnify the Directors and officers of the Corporation to the full extent permitted by the Maryland Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation. However, nothing in the Articles of Incorporation or the By-Laws of the Corporation protects or indemnifies a Director or officer of the Corporation against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      The Corporation has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Corporation to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

      The Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 100% turnover would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year. For the fiscal years ended October 31, 2003, 2002 and 2001, the portfolio turnover rate of the BBH International Equity Portfolio was __%, 36% and 21%, respectively. The portfolio turnover rate is that of the BBH International Equity Portfolio in which the Fund invested through October 31, 2002. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the level of portfolio activity increases.

      In effecting securities transactions the Investment Adviser seeks to obtain the best price and execution of orders. All of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman. In selecting such brokers, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

      For the fiscal years ended October 31, 2003, 2002 and 2001, the aggregate commissions paid by the BBH International Equity
Portfolio were $____________, $296,211 and $323,275, respectively.
After October 28, 2002, commissions were paid by the Fund.

      A portion of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Research services provided by brokers to which Brown Brothers Harriman has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund. The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses. The Fund does not reduce the fee paid to the Investment Adviser by any amount that might be attributable to the value of such services.

      Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

      A committee, comprised of officers and partners of Brown Brothers Harriman who are portfolio managers of some of Brown Brothers Harriman's managed accounts (the "Managed Accounts"), evaluates semi-annually the nature and quality of the brokerage and research services provided by brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

      The Corporation's Directors review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

      Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Fund effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Fund may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      The Investment Adviser may direct a portion of the Fund's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

      On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

ADDITIONAL INFORMATION

      As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of
(i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

      Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

      With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

      Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

      The Annual Report of the Fund dated October 31, 2003 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which also contains performance information of the Fund will be provided without charge to each person receiving this Statement of Additional Information.


                                 PART C

ITEM 23.  EXHIBITS.

(a)  (1)   Restated Articles of Incorporation of the Registrant. (7)
     (2)   Establishment and Designation of Series of The 59 Wall Street
           U.S. Equity Fund and The 59 Wall Street Short/ Intermediate
           Fixed Fund. (7)
     (3)   Establishment and Designation of Series of The 59 Wall Street
           Small Company Fund. (7)
     (4) Establishment and Designation of Series of The 59 Wall Street International Equity Fund. (7)
     (5)   Establishment and Designation of Series of The 59 Wall Street
           Short Term Fund. (7)
     (6)   Re-designation of series of The 59 Wall Street  Short/
           Intermediate Fixed Income Fund as The 59 Wall Street Inflation-Indexed Securities Fund. (8)
     (7) Establishment and Designation of Series of The 59 Wall Street Tax-Efficient U.S. Equity Fund. (9)
     (8) Establishment and Designation of Series of The 59 Wall Street Opportunities Fund. (12)
(b)        Amended and Restated By-Laws of the Registrant.(7)
(c)        Not Applicable.
(d)  (1)   Advisory Agreement with respect to The 59 Wall Street U.S.
           Equity Fund. (7)
     (2) Advisory Agreement with respect to The 59 Wall Street Short/Intermediate Fixed Income Fund. (7)
     (3) Form of Advisory Agreement with respect to The 59 Wall Street Inflation-Indexed Securities Fund. (8)
     (4) Form of Advisory Agreement with respect to The 59 Wall Street Tax-Efficient U.S. Equity Fund. (9)
     (5) Form of Advisory Agreement with respect to The 59 Wall Street Opportunities Fund. (12)
     (6) Form of Sub-Advisory Agreement with respect to The 59 Wall Street Opportunities Fund. (12)
(e)        Form of Amended and Restated Distribution Agreement. (3)
(f)        Not Applicable.
(g)  (1)   Form of Custody Agreement. (2)
     (2)   Form of Custodian Agreement with BBH & Co. (13)
     (3)   Form of Transfer Agency Agreement. (2)
     (4)   Form of Transfer Agency Agreement. (13)
(h)  (1)   Amended and Restated Administration Agreement. (13)
     (2)   Sub-administrative Services Agreement w/ BBH & Co. (14)
     (3)   Sub-administrative Services Agreement w/ Brown Brothers
           Harriman Trust Company, LLC (14)
     (4)   Form of License Agreement. (1)
     (5)   Amended and Restated Shareholder Servicing Agreement. (6)
     (6)   Appendix A to Amended and Restated Shareholder Servicing
           Agreement. (12)
     (7)   Amended and Restated Eligible Institution Agreement. (6)
     (8)   Appendix A to Amended and Restated Eligible Institution
           Agreement. (14)
     (9) Form of Expense Reimbursement Agreement with respect to The 59 Wall Street U.S. Equity Fund. (6)
     (10)  Form of Expense Reimbursement Agreement with respect to The
           59 Wall Street Short/Intermediate Fixed Income Fund. (6)
     (11) Form of Expense Payment Agreement with respect to The 59 Wall Street Inflation-Indexed Securities
           Fund. (8)
     (12) Expense Payment Agreement with respect to The 59 Wall Street Inflation-Indexed Securities Fund. (13)
     (13) Form of Expense Payment Agreement with respect to The 59 Wall Street Tax-Efficient U.S. Equity Fund. (9)
     (14)  Form of Expense Payment Agreement with respect to The 59 Wall
           Street International Equity Fund. (10)
     (15)  Expense Payment Agreement with respect to The 59 Wall Street
           Broad Market Fixed Income Fund. (14)
(i)  Opinion of Counsel (including consent). (2)
(j)  Independent auditors' consent. (16)
(k)  Not Applicable.
(l)  (1)   Copies of investment representation letters from initial
           shareholders. (2)
     (2) Form of investment representation letter from initial shareholders of The 59 Wall Street Opportunities Fund.(12)
(m)  Not Applicable.
(n)  Not Applicable.
(o)  Conformed copy of Power of Attorney. (13)
     (ii)  Power of Attorney of President. (16)
(p)  (1)   Code of Ethics of the Registrant. (16)
     (2)   Code of Ethics of the Adviser. (13)
     (3)   Code of Ethics of Edgewood Services, Inc. (15)

-------------------------------------------------------------------------

+   All exhibits have been filed electronically.

(1)  Filed with the initial Registration Statement on July 16, 1990.

(2)  Filed with  Amendment  No. 1 to this  Registration  Statement on October 9,
     1990.

(3)  Filed with  Amendment No.2 to this  Registration  Statement on February 14,
     1991.

(4)  Filed with Amendment No. 5 to this Registration Statement on June 15, 1992.

(5)  Filed with Amendment No. 7 to this Registration Statement on March 1, 1993.

(6)  Filed with  Amendment No.9 to this  Registration  Statement on December 30,
     1993.

(7) Filed with Amendment No. 24 to this Registration Statement on February 28, 1996.

(8) Filed with Amendment No. 27 to this Registration Statement on February 28, 1997.

(9) Filed with Amendment No. 38 to this Registration Statement on September 21, 1998.

(10) Filed with Amendment No. 40 to this Registration Statement on December 30, 1998.

(11) Filed with Amendment No.43 to this Registration Statement on February 26, 1999.

(12) Filed with Amendment No. 46 to this Registration Statement on September 28, 1999.

(13) Filed with Amendment No 63 to this Registration Statement on February 23, 2001.

(14) Filed with  Amendment  No 77 to this  Registration  Statement on August 15,
     2002.

(15) Filed with Amendment No. 79 to this Registration Statement on November 1, 2002. (16) Filed with Amendment No. 82 to this Registration Statement on March 3, 2003


Item 24. Persons Controlled by or Under Common Control with Registrant.

         See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

Item 25. Indemnification

         Reference is made to Article VII of Registrant's By-Laws and to Section of the Distribution Agreement between the Registrant and Edgewood Services, Inc.

         Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc. To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

BBH & Co. is a New York limited partnership established in 1818. BBH & Co. has established a separately identifiable department (SID) to provide investment advice to the Fund. The SID is registered with the SEC under the Investment Advisers Act of 1940.

The following are the general partners of BBH & Co.:

Name (listed alphabetically)     Address                   Occupation
J. William Anderson              140 Broadway
                                 New York, NY  10005       Banker

Peter B. Bartlett                140 Broadway
                                 New York, NY  10005       Banker

*Brian A. Berris                140 Broadway
                                New York, NY  10005       Banker

Taylor S. Bodman                40 Water Street
                                Boston MA  02109          Banker

John J. Borland                 125 South Wacker Drive
                                Suite 2150
                                Chicago, IL  60606        Banker

Timothy J. Connelly             140 Broadway
                                New York, NY  10005       Banker

*Douglas A. Donahue, Jr.        40 Water Street
                                Boston MA  02109          Banker

Anthony T. Enders               140 Broadway
                                New York, NY  10005       Banker

Alexander T. Ercklentz          140 Broadway
                                New York, NY  10005       Banker

T.M. Farley                     140 Broadway
                                New York, NY  10005       Banker

Dario Galindo                   140 Broadway
                                New York, NY  10005       Banker

John A. Gehret                 140 Broadway
                               New York, NY  10005       Banker

Elbridge T. Gerry, Jr.         140 Broadway
                               New York, NY  10005       Banker



Robert R. Gould               140 Broadway
                              New York, NY  10005       Banker

Kyosuke Hashimoto             Daimatsu Building, 4th Floor
                              8-14 Nihonbashi 3-Chrome
                              Chuo-ku,
                              Tokyo 103-0027, Japan     Banker

Ronald J. Hill                140 Broadway
                              New York, NY  10005       Banker

*Landon Hilliard              140 Broadway
                              New York, NY  10005       Banker

Radford W. Klotz              140 Broadway
                              New York, NY  10005       Banker

Michael Kraynak, Jr.          140 Broadway
                              New York, NY  10005       Banker

Susan C. Livingston           140 Broadway
                              New York, NY  10005       Banker

T. Michael Long               140 Broadway
                              New York, NY  10005       Banker

*Hampton S. Lynch             Veritas House
                              125 Finsbury Pavement
                              London EC2A 1PN, England  Banker

*Michael W. McConnell         140 Broadway
                              New York, NY  10005       Banker

John P. Molner               140 Broadway
                             New York, NY  10005       Banker

William H. Moore III         140 Broadway
                             New York, NY  10005       Banker

*Donald B. Murphy            140 Broadway
                             New York, NY  10005       Banker

John A. Nielsen              140 Broadway
                             New York, NY  10005       Banker

Eugene C. Rainis             140 Broadway
                             New York, NY  10005       Banker

A. Heaton Robertson          40 Water Street
                             Boston MA  02109          Banker

Jeffrey A. Schoenfeld        140 Broadway
                             New York, NY  10005       Banker

W. Carter Sullivan III       140 Broadway
                             New York, NY  10005       Banker

Stokley P. Towles            40 Water Street
                             Boston MA  02109          Banker

Andrew J.F. Tucker           40 Broadway
                             New York, NY  10005       Banker

*Lawrence C. Tucker          140 Broadway
                             New York, NY  10005       Banker

William B. Tyree             140 Broadway
                             New York, NY  10005       Banker

Douglas C. Walker            1531 Walnut Street
                             Philadelphia, PA  19102   Banker

William J. Whelan, Jr.       140 Broadway
                             New York, NY  10005       Banker

Laurence F. Whittemore       140 Broadway
                             New York, NY  10005       Banker

Richard H. Witmer, Jr.       140 Broadway
                             New York, NY  10005       Banker

*Member of the Steering Committee of BBH & Co.

To the knowledge of Registrant, none of the officers or directors of Walter Scott & Partners Limited, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Name                          Title/Position
Dr. Walter Grant Scott        Chairman
Alan McFarlane                Managing Director
Dr. Kenneth Lyall             Director
Sharon Bentley-Hamlyn         Director
James Smith                   Director
Pamela Maxton                 Director
Marilyn Harrison              Director
Alistair Lyon-Dean            Company Secretary &
                              Compliance Officer
John Clark                    Non-Executive Director
                              & Senior Adviser

To the knowledge of Registrant, none of the officers or directors of Delaware International Advisers Ltd., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Name                           Title/Position
David G. Tilles                CIO & Managing Director
Roger Kitson                   Vice Chairman
Elizabeth Desmond              Regional Research
                               Director
Nigel May                      Regional Research
                               Director
Hamish Parker                  Director
Clive Gillmore                 Deputy Managing
                               Director
Christopher Moth               Director & CIO of
                               Fixed Income
John Kirk                      Director
John Emberson                  Chief Operating Officer
Jude Driscoll                  Director
George E. Deming               Director
John C. E. Campbell            Director

Item 27. Principal Underwriters.

         (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
         Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R) Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, and WesMark Funds.

           (b)
     (1)                  (2)                            (3)
Name and Principal             Positions and Offices     Positions and Offices
 Business Address                 With Distributor       With Registrant

Arthur L. Cherry                    Director,                      --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue              Director,                      --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue              Director and Executive              --
5800 Corporate Drive           Vice President,
Pittsburgh, PA 15237-7002      Edgewood Services, Inc.

Peter J. Germain               Director and Secretary,             --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey                President,                          --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.          Vice President,
5800 Corporate Drive           Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston             Vice President,                     --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                   Vice President                      --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III             Treasurer,                          --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Stephen A. Keen                Assistant Secretary,                --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak               Assistant Treasurer,                --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

           (c)  Not applicable


Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         BBH FUND, INC.
         40 Water Street
         Boston, MA 02109
         (Notices should be sent to the Agent for Service at the above address)

         Brown Brothers Harriman & Co.
         140 Broadway
         New York, NY 10005
         (investment adviser, eligible institution and shareholder servicing agent)

         Brown Brothers Harriman Trust Company, LLC
         140 Broadway
         New York, NY  10005
         (administrator)

         Federated Services Company
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (sub-administrator)

         Brown Brothers Harriman
         59 Wall Street
         New York, NY 10005
         (adviser)

         Walter Scott & Partners, Limited
         Millburn Tower
         Gogar, Edinburgh
         EH12 9BS, UK
         (subadviser)

         Delaware International Advisers, Ltd
         3rd Floor, 80 Cheapside
         London, England
         EC2V 6EE
         (subadviser)

         Edgewood Services, Inc.
         Federated Investors Tower
         5800 Corporate Drive
         Pittsburgh, PA  15222-7010
         (distributor)

         Brown Brothers Harriman & Co.
         50 Milk Street
         Boston, MA  02109
         (custodian)

         Forum Shareholder Services
         Two Portland Square
         Portland, ME  04101
         (transfer agent)


Item 29. Management Services.

         Other than as set forth under the caption "Management of the Corporation" in the Prospectus constituting Part A of the Registration Statement, Registrant is not a party to any management-related service contract.



Item 30. Undertakings.

        Not applicable.




                               SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Fund, Inc., has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Pittsburgh, and Commonwealth of Pennsylvania on the 31st day of December, 2003.

                             BBH FUND, INC.

                          By: /S/ CHARLES IZARD
                       Charles O. Izard, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                          Title

/s/ J.V. SHIELDS, JR.                    Director and Chairman of
(J.V. Shields, Jr.)                               the Board

/s/ CHARLES O. IZARD                 President (Principal Executive
Officer)
(Charles O. Izard)

/s/ EUGENE P. BEARD                              Director
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                             Director
(David P. Feldman)

/s/J. ANGUS IVORY                                Director
(J. Angus Ivory)

/s/ ARTHUR D. MILTENBERGER                       Director
(Arthur D. Miltenberger)

/s/ ALAN D. LOWY                                 Director
(Alan D. Lowy)

/s/ RICHARD L. CARPENTER                         Director
(Richard L. Carpenter)

/s/ MICHAEL D. MARTINS                    Treasurer, Vice President,
(Michael D. Martins)                         Principal Accounting
                                                 Officer and
                                         Principal Financial Officer